Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events
11.	Subsequent Events

April 2024 Private Placement

On April 18, 2024, the Company entered into subscription agreements (the “April 2024 Investor Agreements”) with certain institutional and other accredited investors (the “Investors”), whereby the Company issued 18,732,301 Class A Ordinary Shares, par value $0.0001 per share and pre-funded warrants (the “2024 Pre-Funded Warrants”) to purchase up to 16,102,348 Class A Ordinary Shares. Each Class A Ordinary Share was sold at a price of $3.108 per Class A Ordinary Share and each 2024 Pre-Funded Warrant was sold at a price of $3.107 per 2024 Pre-Funded Warrant for an aggregate purchase price of $108.3 million. Each 2024 Pre-Funded Warrant has an exercise price of $0.001 per Class A Ordinary Share and is exercisable for one Class A Ordinary Share at any time until exercised in full.

On April 18, 2024, the Company also entered into subscription agreements (the “April 2024 Insider Agreements” and together with the April 2024 Investor Agreements, the “April 2024 Private Placement”) with certain officers, directors and affiliates of the Company (“Insiders” and together with the Investors, the “2024 Subscribers”), whereby the Company issued 1,357,827 Class A Ordinary Shares, par value $0.0001 per share sold a purchase price of $3.13 per Class A Ordinary Share for an aggregate purchase price of $4.2 million.

The April 2024 Private Placement closed on April 22, 2024, from which the Company received total gross proceeds of approximately $112.5 million, before deducting placement agent fees and offering expenses payable by the Company.

14.	Subsequent Events

The Company has evaluated subsequent events through March 27, 2024, the date the consolidated financial statements were available to be issued. Except for the matters described below, the Company has concluded that no other events or transactions have occurred that require disclosure in the consolidated financial statements.

In January 2024, the Company entered into an employment agreement with Robert Lisicki, President and Chief Operating Officer. In conjunction with the employment agreement, the Company awarded 1,000,000 options to purchase Class A Ordinary Shares at an exercise price of $3.98 per option. The vesting of 400,000 of these options is conditional upon certain events subject to approval by the Board of Directors.

On March 24, 2024, the Board of Directors approved a CEO transition from Someit Sidhu, Chief Executive Officer and Director, to Robert Lisicki, effective April 8, 2024.